RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2018
Related Party [Abstract]
Disclosure of transactions between related parties
The following table summarizes other transactions the partnership has entered into with related parties:

	Three Months Ended		Six Months Ended
(US$ MILLIONS)	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
Transactions during the period
Construction revenues	$122	$83	$224	$161

(US$ MILLIONS)	June 30, 2018	December 31, 2017
Balances at end of period
Accounts receivable	$53	$64
Accounts payable and other	$93	$106